Shareholder Report, Line Graph (Details) 192286_First Sentier American Listed Infrastructure Fund_Class I_TSR Annual {Class I} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 29, 2020	Oct. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Accumulated Value	$ 1,409,786	$ 1,081,507	$ 1,160,746	$ 1,212,000	$ 1,000,000	$ 1,484,691
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	1,623,000	1,175,942	1,067,652	1,250,340	1,000,000	$ 1,971,174
FTSE USA Core Infrastructure Capped Index, Net TR
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE USA Core Infrastructure Capped Index, Net TR
Accumulated Value	$ 1,349,580	$ 1,037,252	$ 1,118,802	$ 1,191,030	$ 1,000,000	$ 1,394,725